Investments Accounted for Using the Equity Method - Summary of Aggregate Information of Associates that are Not Individually Material (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of associates and joint ventures [line items]
Net profit (loss) for the year	$ 24,497,060	$ 826,487	$ 22,577,861	$ 20,700,715
Other comprehensive income (loss) for the year	(4,637,933)	(156,475)	(7,959,259)	(147,547)
Total comprehensive income (loss) for the year	19,859,127	670,012	14,618,602	20,553,168
Associates that are not individually material [member]
Disclosure of associates and joint ventures [line items]
Net profit (loss) for the year	(190,532)	(6,428)	(139,366)	120,749
Other comprehensive income (loss) for the year	59,676	2,013	(115,650)	(2,916)
Total comprehensive income (loss) for the year	$ (130,856)	$ (4,415)	$ (255,016)	$ 117,833